PGIM Income Builder Fund
Schedule of Investments as of January 31, 2025 (unaudited)
Description	Shares		Value
Long-Term Investments 99.3%
Affiliated Exchange-Traded Funds 19.5%
PGIM Active Aggregate Bond ETF		493,802	$20,588,037
PGIM Active High Yield Bond ETF		715,703	25,235,688

Total Affiliated Exchange-Traded Funds (cost $51,734,525)(wa)			45,823,725
Affiliated Mutual Funds — 60.8%
Domestic Equity — 25.7%
PGIM Jennison Energy Infrastructure Fund (Class R6)		3,800,470	25,083,101
PGIM Real Estate Income Fund (Class R6)		4,811,079	35,361,433
			60,444,534
Fixed Income — 23.8%
PGIM Core Conservative Bond Fund (Class R6)		3,117,606	26,499,651
PGIM Emerging Markets Debt Hard Currency Fund (Class R6)		4,279,488	29,571,260
			56,070,911
International Equity — 11.3%
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)		214,722	2,604,582
PGIM Quant Solutions International Equity Fund (Class R6)		3,084,604	24,090,757
			26,695,339

Total Affiliated Mutual Funds (cost $131,105,851)(wa)			143,210,784
Common Stocks 13.7%
Aerospace & Defense 0.8%
RTX Corp.		5,405	696,975
Safran SA (France)		4,484	1,111,567
			1,808,542
Banks 1.2%
Citigroup, Inc.		10,975	893,694
JPMorgan Chase & Co.		3,145	840,659
Truist Financial Corp.		24,861	1,183,881
			2,918,234
Beverages 0.1%
Coca-Cola Co. (The)		4,764	302,419

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Biotechnology 0.9%
AbbVie, Inc.		5,751	$1,057,609
Amgen, Inc.		3,472	990,978
			2,048,587
Chemicals 0.1%
PPG Industries, Inc.		2,726	314,526
Commercial Services & Supplies 0.2%
Waste Management, Inc.		2,064	454,617
Communications Equipment 0.2%
Cisco Systems, Inc.		6,826	413,656
Consumer Finance 0.2%
American Express Co.		1,836	582,838
Consumer Staples Distribution & Retail 0.5%
Walmart, Inc.		12,686	1,245,258
Diversified Telecommunication Services 0.5%
AT&T, Inc.		37,675	894,028
BCE, Inc. (Canada)(a)		12,599	299,730
			1,193,758
Electric Utilities 0.2%
Entergy Corp.		6,602	535,290
Electrical Equipment 0.4%
GE Vernova, Inc.		1,164	434,032
Siemens Energy AG (Germany)*		6,460	384,353
			818,385
Entertainment 0.1%
Electronic Arts, Inc.		2,311	284,045
Financial Services 0.4%
Visa, Inc. (Class A Stock)		2,540	868,172
Food Products 0.1%
Kraft Heinz Co. (The)		10,474	312,544

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Ground Transportation 0.2%
Union Pacific Corp.		1,523	$377,384
Health Care Equipment & Supplies 0.5%
Boston Scientific Corp.*		11,562	1,183,486
Hotels, Restaurants & Leisure 0.4%
McDonald’s Corp.		1,559	450,083
Starbucks Corp.		3,465	373,111
			823,194
Household Products 0.2%
Procter & Gamble Co. (The)		2,409	399,870
Independent Power & Renewable Electricity Producers 0.8%
Vistra Corp.		11,500	1,932,345
Industrial REITs 0.3%
Prologis, Inc.		6,245	744,716
Insurance 0.5%
MetLife, Inc.		12,434	1,075,665
Interactive Media & Services 0.2%
Alphabet, Inc. (Class A Stock)		1,705	347,854
IT Services 0.5%
International Business Machines Corp.		4,359	1,114,596
Machinery 0.5%
Caterpillar, Inc.		1,008	374,412
Parker-Hannifin Corp.		1,241	877,449
			1,251,861
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Starwood Property Trust, Inc.		12,425	240,424
Multi-Utilities 0.3%
Public Service Enterprise Group, Inc.		8,314	694,552
Oil, Gas & Consumable Fuels 0.7%
ONEOK, Inc.		3,995	388,194

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Shell PLC, ADR		7,019	$462,201
Williams Cos., Inc. (The)		14,318	793,647
			1,644,042
Pharmaceuticals 0.4%
AstraZeneca PLC (United Kingdom), ADR		12,610	892,283
Eli Lilly & Co.		134	108,685
			1,000,968
Semiconductors & Semiconductor Equipment 1.0%
Applied Materials, Inc.		3,319	598,581
Broadcom, Inc.		6,807	1,506,185
Lam Research Corp.		2,073	168,017
Micron Technology, Inc.		1,512	137,955
			2,410,738
Software 0.2%
Microsoft Corp.		1,202	498,902
Specialized REITs 0.2%
Digital Realty Trust, Inc.		3,097	507,474
Specialty Retail 0.4%
O’Reilly Automotive, Inc.*		699	904,800
Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc.		3,798	896,328

Total Common Stocks (cost $19,849,301)			32,150,070
Preferred Stocks 0.5%
Aerospace & Defense 0.1%
Boeing Co. (The) , CVT, 6.000%, Maturing 10/15/27		3,259	195,507

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares		Value
Preferred Stocks (Continued)
Electric Utilities 0.4%
NextEra Energy, Inc., CVT, 6.926%, Maturing 09/01/25		15,911	$659,989
NextEra Energy, Inc., CVT, 7.234%, Maturing 11/01/27		10,076	449,994
			1,109,983

Total Preferred Stocks (cost $1,432,335)			1,305,490
Unaffiliated Exchange-Traded Funds 4.8%
Invesco Preferred ETF(a)		203,911	2,355,172
iShares 0-5 Year High Yield Corporate Bond ETF		54,332	2,345,512
iShares iBoxx High Yield Corporate Bond ETF		7,866	627,078
SPDR Bloomberg Convertible Securities ETF		74,272	5,961,813

Total Unaffiliated Exchange-Traded Funds (cost $10,460,306)			11,289,575

Total Long-Term Investments (cost $214,582,318)			233,779,644

Short-Term Investments 1.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund		2,196,083	2,196,083
PGIM Institutional Money Market Fund (7-day effective yield 4.593%) (cost $886,248; includes $869,837 of cash collateral for securities on loan)(b)		886,791	886,258

Total Short-Term Investments (cost $3,082,331)(wa)			3,082,341

TOTAL INVESTMENTS 100.6% (cost $217,664,649)			236,861,985
Liabilities in excess of other assets (0.6)%			(1,413,161)

Net Assets 100.0%			$235,448,824

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
CVT—Convertible Security
ETF—Exchange-Traded Fund
iBoxx—Bond Market Indices
REITs—Real Estate Investment Trust
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $839,118; cash collateral of $869,837 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).